Note 27 - Capital and Reserves	12 Months Ended
Dec. 31, 2018
Capital and Reserves Abstract
Disclosure of Capital and Reserves

27. Capital and Reserves

  Share capital

Shares				Share capital
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Pending issuance or distribution	Paid-in
Ordinary	612,659,638	1	1	612,615	45	612,660

The Shareholders’ Meeting held on June 13, 2017 approved the issuance of ordinary shares up to 145,000,000 ordinary shares entitled to one vote with a nominal value of Ps.1 per share.

On July 18, 2017, the issuance of 66,000,000 ordinary shares was approved, with a nominal value of Ps.1 per share, at a subscription price of US$5.28 per share and US$15.85 per each American Depositary Share (ADS), at the reference exchange rate published by the BCRA as of that date (17.0267) for the purposes of paying the shares in pesos. On July 24, 2017, the shares subscribed for were paid in.

Pursuant to the terms of the Shares Subscription Agreement, on July 26, 2017 International Underwriters opted to acquire 9,781,788 new shares (equivalent to 3,260,596 ADS) at the same issue price. On July 31, 2017 those shares were paid in, using the spot exchange rate stated.

The following table shows the reconciliation of the number of shares at opening date to closing date:

Quantity of shares in issue at January 1, 2017	536,877,850
Issuance of shares	75,781,788
Quantity of shares in issue at December 31, 2017 and 2018	612,659,638

  Share premium

The share premium account represents the difference between the par value of the shares issued and the subscription price.

  Inflation adjustment to share capital

It comprises the cumulative monetary inflation adjustment on the share capital.

  Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of financial assets measured at FVOCI, net of the related income tax.

  Legal reserve

BCRA regulations establish that 20% of net income as determined in accordance with BCRA accounting standards, should be allocated to the legal reserve.

  Other reserve

Set up to fulfil the requirement of Argentine Securities Commission (CNV) where the entire balance of retained earnings determined in accordance with BCRA GAAP needs to be allocated by the Shareholders’ meeting to cash dividends, dividends in shares, set up reserves other than the legal reserve, or a combination of all of them.

  Restrictions to the payment of dividends

BCRA GAAP financial statements are the base for dividend distribution.

Pursuant to the provisions in the regulation in force issued by the BCRA, financial institutions shall apply an annual 20% of the year's profits determined in accordance with BCRA GAAP to increase legal reserves.

Furthermore, pursuant to the requirements in General Resolution No. 622 issued by the CNV, the Shareholders’ Meeting considering the financial statements with positive accumulated results determined in accordance with BCRA GAAP shall specifically provide for the allocation of those results.

Specifically, the mechanism to be followed by financial institutions to assess distributable amounts is defined by the BCRA through the regulations in force on the “Distribution of earnings”, provided certain conditions are not met, such as the registration for financial assistance for lack of liquidity granted by that entity, deficiencies in capital or minimum cash contributions and the existence of a certain type of penalty set forth by various regulators and weighted as significant and/or failure to implement corrective measures, among other conditions.

On September 20, 2017, BCRA issued Communication "A" 6327, which establishes that financial entities will not be able to make profit distributions with the profit that is originated by the first application of the International Financial Reporting Standards (IFRS), and must constitute a special reserve that can only be used for capitalization or to absorb eventual negative balances of the item "Retained earnings".

In addition, the Bank shall maintain a minimum capital after the proposed distribution of profits.

On April 26, 2019 the Shareholders’ Meeting approved the distribution of dividends for an amount of 2,407,000 in nominal value. On April 10, 2018 the Shareholders’ Meeting approved the distribution of cash dividends for an amount of 970,000 in nominal values (corresponding to 1,306,955 in terms of currency as of December 31, 2018), which were paid on May 9, 2018. Furthermore, on March 30, 2017, the Shareholders’ Meeting approved the distribution of dividends for an amount of 911,000 in nominal value (corresponding to 1,454,790 in terms of currency as of December 31, 2018), which were paid on August 10, 2017.